Note 8. Investments, Including Investments Accounted For Using The Equity Method	12 Months Ended
Dec. 31, 2016
Investments Schedule [Abstract]
Note 8. Investments, Including Investments Accounted For Using The Equity Method

NOTE 8.

INVESTMENTS, INCLUDING INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

Certificates of Deposit and U.S. Treasury Securities

Short-term investments consist of certificates of deposit having maturity dates of less than twelve months.

Long-term investments consist of certificates of deposit having maturity dates in excess of twelve months, and U.S. Treasury securities. The certificates of deposit have maturity dates ranging from 2018 through 2021. The Company has the intent and the ability to hold the investments to maturity. Certificates of deposit and U.S. Treasury securities are stated at carrying value which approximates fair value.

Long-term investments consist of the following:

	December 31,
	2016	2015
U.S. Treasury securities	$810,319	$–
Certificates of deposit	374,879	–

	$1,185,198	$–

Convertible Note Receivable

On September 13, 2016, the Company purchased an unsecured convertible note receivable from Breezeway Homes, Inc. (“Breezeway”) for the principal sum of $100,000. The note bears interest at three percent (3%) per annum. Principal and accrued interest are payable on demand at the earlier of December 31, 2018 or the closing of Breezeway’s next equity financing. The conversion provisions will be determined by the amount, date, and terms of Breezeway’s next equity financing. At December 31, 2016, the balance of the note plus accrued interest is $100,896.

Investment in Unconsolidated Affiliates

The Company has various investments in equity method affiliates, whose businesses are in real estate and real estate services. The Company’s interests in its affiliates ranges from 7.15% to 30%. Two of the investments in affiliates, with a carrying amount of $325,475, are managed by a member of the Company’s board of directors.

The following table is a reconciliation of the Company’s investments in equity affiliates as presented in investments on the consolidated balance sheet:

	2016	2015
Beginning of year	$657,528	$47,263
Additional investments in unconsolidated affiliates	258,166	670,232
Distributions received	(16,515)	(32,000)
Sale of investment in unconsolidated affiliate	–	(31,780)
Equity in net income (loss) of unconsolidated affiliates	(27,261)	3,813

End of year	$871,918	$657,528